Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Concentration Risk
Concentration Risk

11.Concentration Risk

Concentration of Credit Risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, and accounts receivable. As of September 30, 2022 and December 31, 2021, the cash and cash equivalents are deposited with federally insured banks, which are typically in excess of insured limits. As of September 30, 2022, there was one customer representing 20.6% of total accounts receivable. As of December 31, 2021, there was no customer representing more than 10% of total accounts receivable.

Concentration of Customers and Suppliers

For the nine months ended September 30, 2022, there were three customers representing 24.6%, 15.3% and 10.1% of total revenue, respectively. For the nine months ended September 30, 2021, there were two customers representing 22.2% and 17.6% of total revenues, respectively.

For the nine months ended September 30, 2022, there were two vendors representing 20.4% and 10.3% of total purchases, respectively. For the nine months ended September 30, 2021, there was one vendor representing 35.3% of total purchases.

16.Concentration Risk

Concentration of Credit Risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, and accounts receivable. As of December 31, 2021and 2020, the cash and cash equivalents are deposit with federally insured banks, which are typically in excess of insured limits. As of December 31, 2021, there was no customer representing more than 10% of total accounts receivable. As of December 31, 2020, there’s one customer of which the accounts receivable accounts for 13.0% of total accounts receivable.

Concentration of Customers and Vendors

For the year ended December 31, 2021, there were three customers representing 19.1%, 18.9% and 12.9% of total revenue. For the period from November 13, 2020 to December 31, 2020 (Successor), there was no customer representing more than 10% of total revenue. For the period from January 1, 2020 to November 12, 2020 (Predecessor), there were three customers representing 13.0%, 12.4% and 11.4% of total revenue.

For the year ended December 31, 2021, there was one vendor representing 31.0% of total purchase. For the period from November 13, 2020 to December 31, 2020 (Successor) and the period from January 1, 2020 to November 12, 2020 (Predecessor), there was no vendor representing more than 10% of total purchase.